Summary of Significant Accounting Policies - Schedule of Cash Balances by Geographic Area (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 39,221	$ 109,091	$ 2,658,182
Percentage of total cash	100.00%	100.00%	100.00%
United States [Member]
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 39,145	$ 108,599	$ 2,646,395
Percentage of total cash	99.80%	99.50%	99.60%
China [Member]
Schedule of Cash Balances by Geographic Area [Line items]
Total cash	$ 76	$ 492	$ 11,787
Percentage of total cash	0.20%	0.50%	0.40%